Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of RSUs Award Activity	A summary of the Plan’s RSUs award activity is as follows:
Restricted Stock Units
Nonvested at January 1, 2023	—
Granted	939,330
Forfeited	—
Vested	—
Expired	—
Nonvested at December 31, 2023	939,330
Vested at December 31, 2023	—

Schedule of Plan’s RSUs Vesting	The fair value of these RSUs is estimated based on the fair value of the Company’s common stock on the date of grant using the closing price on the day of grant. A summary of the Plan’s RSUs vesting schedule is as follows:
Vesting Date	RSU Vested (% of total)
December 21, 2024	15.0%
December 21, 2025	17.5%
December 21, 2026	20.0%
December 21, 2027	22.5%
December 21, 2028	25.0%
The fair value of these RSUs is estimated based on the fair value of the Company’s common stock on the date of grant using the closing price on the day of grant. A summary of the Plan’s RSUs vesting schedule is as follows:
Vesting Date	RSU Vested (% of total)
December 1, 2024	15%
December 1, 2025	17.5%
December 1, 2026	20%
December 1, 2027	22.5%
December 1, 2028	25%

Schedule of RSUs Award Activity	A summary of the Plan’s RSUs award activity is as follows:
Restricted Stock Units
Nonvested at January 1, 2024	939,330
Granted	—
Forfeited	7,893
Vested	—
Nonvested at March 31, 2024	931,437
Vested at March 31, 2024	—